Consolidated income statements - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONTINUING OPERATIONS
Revenue		$ 3,892.1	$ 2,967.1	$ 2,577.8
Cost of sales		(2,150.4)	(2,033.5)	(2,043.0)
Investment income		8.7	7.3	7.8
Finance expense		(126.7)	(102.2)	(88.0)
(Loss)/gain on financial instruments		(238.9)	(238.0)	21.0
Foreign exchange gain/(loss)		8.6	(5.2)	6.4
Other costs, net		(11.5)	(67.6)	(44.8)
Share-based payments		(14.5)	(20.5)	(37.5)
Long-term incentive plan		(51.3)	(9.1)	(1.1)
Exploration expense		(49.7)	(84.4)	(104.2)
Share of results of equity accounted investees, net of taxation		(2.6)	3.1	(13.1)
Profit on disposal of Maverix Metals Incorporated		0.0	14.6	0.0
Restructuring costs	[1]	(2.0)	(0.6)	(113.9)
Silicosis settlement costs		(0.3)	1.6	4.5
Gain on acquisition of Asanko		0.0	0.0	51.8
Impairment, net of reversal of impairment of investments and assets		50.6	(9.8)	(520.3)
Tarkwa expected credit loss		(29.0)	0.0	0.0
(Loss)/profit on disposal of assets		(0.2)	1.2	(51.6)
Profit/(loss) before royalties and taxation		1,282.9	424.0	(348.2)
Royalties		(105.0)	(73.7)	(62.5)
Profit/(loss) before taxation		1,177.9	350.3	(410.7)
Mining and income taxation		(432.5)	(175.6)	65.9
DISCONTINUED OPERATIONS
Profit/(loss) for the year		745.4	174.7	(344.8)
Profit/(loss) attributable to:
Owners of the parent		723.0	161.6	(348.2)
Non-controlling interests		22.4	13.1	3.4
Profit/(loss) for the year		$ 745.4	$ 174.7	$ (344.8)
Earnings/(loss) per share attributable to owners of the parent:
Basic earnings/(loss) per share - cents		$ 0.82	$ 0.20	$ (0.42)
Diluted earnings/(loss) per share - cents		$ 0.81	$ 0.19	$ (0.42)

[1]	The restructuring costs in 2020 comprise mainly separation packages at Tarkwa amounting to US$1.2 million (2019: US$0.3 million and 2018: US$88.8 million), St Ives of US$0.8 million (2019: US$nil and 2018: US$nil), South Deep amounting to US$nil (2019: US$0.3 million and 2018: US$11.2 million) and Damang amounting to US$nil (2019: US$nil and 2018: US$13.9 million). The restructuring costs of US$88.8 million at Tarkwa in 2018 related to the transition to contractor mining.